SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates and Linkage Basis) (Details) - Points	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.75	3.47	3.84
Percentage Increase (Decrease) during the year ended	8.07%	(9.64%)	(1.46%)
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.29	4.15	4.04
Percentage Increase (Decrease) during the year ended	3.37%	2.72%	(4.78%)
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	101.2	100.4	100.0
Percentage Increase (Decrease) during the year ended	0.80%	0.40%	(0.20%)